Loans (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of Long-Term Loans
Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2019 and 2020	2020	2019
		%	€ in thousands
Bank loans	EURIBOR	2-3.55	127,470	25,620
	Consumer price index in Israel	4.65	17,282	19,323
			144,752	44,943

	Linkage	Interest rate	December 31	December 31
	terms	2019 and 2020	2020	2019
		%	€ in thousands
Other long term loans	EURIBOR	5.27	47,563	46,622
		2-3%	5,854	1,755
			53,417	48,377

Schedule of Aggregate Annual Maturities
The aggregate annual maturities are as follows:

	December 31	December 31
	2020	2019
	€ in thousands
Second year	12,910	7,656
Third year	13,034	5,274
Fourth year	12,539	5,342
Fifth year	13,264	5,242
Sixth year and thereafter	132,169	65,668

Long-term loans	183,916	89,182
Current maturities	14,253	4,138
	198,169	93,320

Schedule of Movement in Liabilities Deriving from Financing Activities
Movement in liabilities deriving from financing activities

		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2020		93,320	71,584	164,904
Changes from financing cash flows
Proceeds from issue of debentures	12	-	38,057	38,057
Repayment of Debentures	12	-	(26,923)	(26,923)
Receipt of loans	11	111,357	-	111,357
Repayment of loans	11	(3,959)	-	(3,959)
Accrued interest	11	822	-	822
Transaction costs related to borrowings		(9,538)	247	(9,291)
Purchase of the operation (see note 6D)		6,511	-	6,511
Total net financing cash flows		198,513	82,965	281,478

Effect of changes in foreign exchange rates		(344)	(241)	(585)

Balance as at December 31, 2020		198,169	82,724	280,893